                                                                 Specialty Funds

                        Frank Russell Investment Company
                       Supplement Dated January 21, 1998
                      To the Prospectus Dated May 1, 1997
                      As Amended through December 15, 1997


Effective January 21, 1998, Frank Russell Investment Company makes the following change to its Specialty Funds Prospectus. Under the section "Investment Policies, Objectives, Restrictions, Policies and Risks," subsection "Investment Policies." The first and second paragraphs of "Lending Portfolio Securities" thereunder are restated to read in their entirety as follows:

     Lending Portfolio Securities. The Real Estate Securities, the Emerging Markets, the Equity T, the Money Market and the U.S. Government Money Market Funds may lend portfolio securities with a value of up to 33.33% of each Fund's total assets. Such loans may be terminated at any time. A Fund will receive cash (and agree to pay a "rebate" interest rate), US government or US government agency securities as collateral in an amount equal to at least 102% for loans of US securities, and 105%, for non-US securities, of the current market value of loaned securities. The collateral will be "marked-to-market" on a daily basis, and the borrower will furnish additional collateral in the event that the value of the collateral drops below the respective percentages set forth above of the market value of the loaned securities.

     Cash collateral will be invested in high-quality, short-term debt instruments, short-term bank collective investment and money market mutual funds (including funds advised by State Street Bank and Trust Company, the Funds' Custodian, for which it may receive an asset-based fee), and other investments meeting certain quality and maturity requirements established by the Funds. Income generated from the investment of the cash collateral is used first to pay the rebate interest cost to the borrower of the securities, then to pay for lending transaction costs, and then the remainder is divided between the Fund and the lending agent.

                                                                   Class C Funds

                        Frank Russell Investment Company
                       Supplement Dated January 21, 1998
                      To the Prospectus Dated May 1, 1997
                      As Amended through December 15, 1997


Effective January 21, 1998, Frank Russell Investment Company makes the following change to its Class C Funds Prospectus. Under the section "Investment Policies, Objectives, Restrictions, Policies and Risks," subsection, "Investment Policies." The first and second paragraphs of "Lending Portfolio Securities" thereunder are restated to read in their entirety as follows:

     Lending Portfolio Securities. Each Fund may lend portfolio securities with a value of up to 33.33% of its total assets. Such loans may be terminated at any time. A Fund will receive cash (and agree to pay a "rebate" interest rate), US government or US government agency securities as collateral in an amount equal to at least 102%, for loans US securities, and 105%, for non-US securities, of the current market value of the loaned securities. The collateral will be "marked-to-market" on a daily basis, and the borrower will furnish additional collateral in the event that the value of the collateral drops below the respective percentages set forth above of the market value of the loaned securities.

     Cash collateral will be invested in high-quality short-term debt instruments, short-term bank collective investment and money market mutual funds (including funds advised by State Street Bank and Trust Company, the Funds' Custodian, for which it may receive an asset based fee) and other investments meeting certain quality and maturity requirements established by the Funds. Income generated from the investment of the cash collateral is used first to pay the rebate interest cost to the borrower of the securities, then to pay for lending transaction costs, and then the remainder is divided between the Fund and the lending agent.

Effective January 21, 1998, the Equity Income Fund will be managed by the following money managers:

     Brandywine Asset Management, Inc., Three Christina Centre, Suite 1200, 201
     N. Walnut Street, Wilmington, DE 19801, is a wholly owned subsidiary of Legg Mason, Inc.

     Equinox Capital Management, Inc., 590 Madison Avenue, 41st Floor, New York, NY 10022. Equinox is a registered investment adviser with majority ownership held by Ron Ulrich.

     Trinity Investment Management Corporation, 75 Park Plaza, Boston, MA 02116, is a corporation with seven shareholders, with Stanford M. Calderwood holding majority ownership.

                                                             Institutional Funds

                        Frank Russell Investment Company
                       Supplement Dated January 21, 1998
                      To the Prospectus Dated May 1, 1997
                      As Amended through December 15, 1997


Effective January 21, 1998, Frank Russell Investment Company makes the following change to its Institutional Fund Prospectus. Under the section "Investment Policies, Objectives, Restrictions, Policies and Risks," subsection "Investment Policies." The first and second paragraphs of "Lending Portfolio Securities," thereunder are restated to read in their entirety as follows:

     Lending Portfolio Securities. Each Fund may lend portfolio securities with a value of up to 33.33% of its total assets. Such loans may be terminated at any time. A Fund will receive cash (and agree to pay a "rebate" interest rate), US government or US government agency securities as collateral in an amount equal to at least 102%, for loans of US securities, and 105%, for non-US securities, of the current market value of loaned securities. The collateral will be "marked-to-market" on a daily basis, and the borrower will furnish additional collateral in the event that the value of the collateral drops below the respective percentages set forth above of the market value of the loaned securities.

     Cash collateral will be invested in high-quality, short-term debt instruments, short-term bank collective investment and money market mutual funds (including funds advised by State Street Bank and Trust Company, the Funds' Custodian, for which it may receive an asset based fee) and other investments meeting certain quality and maturity requirements established by the Funds. Income generated from the investment of the cash collateral is used first to pay the rebate interest cost to the borrower of the securities, then to pay for lending transaction costs, and then the remainder is divided between the Fund and the lending agent.

Effective January 21, 1998, the Equity III Fund will be managed by the following money managers:

     Brandywine Asset Management, Inc., Three Christina Centre, Suite 1200, 201
     N. Walnut Street, Wilmington, DE 19801, is a wholly owned subsidiary of Legg Mason, Inc.

     Equinox Capital Management, Inc., 590 Madison Avenue, 41st Floor, New York, NY 10022. Equinox is a registered investment adviser with majority ownership held by Ron Ulrich.

     Trinity Investment Management Corporation, 75 Park Plaza, Boston, MA 02116, is a corporation with seven shareholders, with Stanford M. Calderwood holding majority ownership.

                                                                   Class S Funds

                        Frank Russell Investment Company
                       Supplement Dated January 21, 1998
                      To the Prospectus Dated May 1, 1997
                      As Amended through December 15, 1997


Effective January 21, 1998, Frank Russell Investment Company makes the following change to its Class S Funds Prospectus. Under the section "Investment Policies, Objectives, Restrictions, Policies and Risks," subsection " Investment Policies." The first and second paragraphs of "Lending Portfolio Securities" thereunder are restated to read in their entirety as follows:

     Lending Portfolio Securities. Each Fund may lend portfolio securities with a value of up to 33.33% of its total assets. Such loans may be terminated at any time. A Fund will receive cash (and agree to pay a "rebate" interest rate), US government or US government agency securities as collateral in an amount equal to at least 102%, for loans of US securities, and 105%, for non-US securities, of the current market value of loaned securities. The collateral will be "marked-to-market" on a daily basis, and the borrower will furnish additional collateral in the event that the value of the collateral drops below the respective percentages set forth above of the market value of the loaned securities.

     Cash collateral will be invested in high-quality, short-term debt instruments, short-term bank collective investment and money market mutual funds (including funds advised by State Street Bank and Trust Company, the Funds' Custodian, for which it may receive an asset based fee) and other investments meeting certain quality and maturity requirements established by the Funds. Income generated from the investment of the cash collateral is used first to pay the rebate interest cost to the borrower of the securities, then to pay for lending transaction costs, and then the remainder is divided between the Fund and the lending agent.

Effective January 21, 1998, the Equity Income Fund will be managed by the following money managers:

     Brandywine Asset Management, Inc., Three Christina Centre, Suite 1200, 201
     N. Walnut Street, Wilmington, DE 19801, is a wholly owned subsidiary of Legg Mason, Inc.

     Equinox Capital Management, Inc., 590 Madison Avenue, 41st Floor, New York, NY 10022. Equinox is a registered investment adviser with majority ownership held by Ron Ulrich.

     Trinity Investment Management Corporation, 75 Park Plaza, Boston, MA 02116, is a corporation with seven shareholders, with Stanford M. Calderwood holding majority ownership.